Preferred Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 29, 2024	Oct. 09, 2024	Oct. 29, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Issuance costs				$ 144	$ 11	$ 601
Series A Convertible Preferred Stock Purchase Agreement
Class Of Stock [Line Items]
Maximum purchase commitment amount			$ 200,000
Initial closing amount			150,000	150,000	150,000
Second and final closing amount			50,000	$ 50,000	$ 50,000
Issuance costs			$ 3,600
Preferred stock, dividend rate, percentage	7.00%		6.25%
Dividend rate percentage of increase on preferred stock		0.75%
Change In Dividend Rate Due To Non Redemption		7.00%
Preferred stock payment description				Upon any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of Series A Convertible Preferred Stock will be entitled to receive a payment equal to the greater of (i) aggregate purchase price of all outstanding Preferred Shares, plus any accrued and unpaid dividends (the “Liquidation Amount”) and (ii) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such liquidation.
Preferred stock redemption description				Subject to certain additional redemption rights, as described herein, we have the right to redeem the Series A Convertible Preferred Stock for cash. The amount of such redemption will be equal to the Liquidation Amount. Upon the listing of our common stock on a national securities exchange (the “Listing”), we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had such Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to the Listing, and then all of such Preferred Shares were sold in the Listing, or (ii) the Liquidation Amount. Upon a change of control event, we have the right to redeem any or all outstanding Series A Convertible Preferred Stock at an amount equal to the greater of (i) the amount that would have been payable had the Preferred Shares been converted into common stock pursuant to the terms of the Purchase Agreement immediately prior to such change of control or (ii) the Liquidation Amount. In addition, subject to certain cure provisions, if we fail to maintain our status as a real estate investment trust, the holders of Series A Convertible Preferred Stock have the right to require us to repurchase the Series A Convertible Preferred Stock at an amount equal to the Liquidation Amount with no Premium Amount.
Preferred stock, conversion basis				Subject to our redemption rights in the event of a listing or change of control described above, the holders of Series A Convertible Preferred Stock have the right to convert any or all of the Series A Convertible Preferred Stock held by such holders into common stock at a rate per share equal to the quotient obtained by dividing the Liquidation Amount by the conversion price. The conversion price is $42.64, as may be adjusted in connection with stock splits, stock dividends and other similar transactions.
Conversion price per share			$ 42.64
Preferred stock, voting rights condition				This foregoing limited voting right shall cease when all past dividend periods have been paid in full. In addition, the affirmative vote of the holders of a majority of the outstanding shares of Series A Convertible Preferred Stock is required in certain customary circumstances, as well as other circumstances, such as (i) our real estate portfolio exceeding a leverage ratio of 60% loan-to-value, (ii) entering into certain transactions with our Chief Executive Officer as of the Commitment Date, or his affiliates, (iii) effecting a merger (or similar) transaction with an entity whose assets are not at least 80% self storage related and (iv) entering into any line of business other than self storage and ancillary businesses, unless such ancillary business represents revenues of less than 10% of our revenues for our last fiscal year.
Required leverage ratio of our real estate portfolio			60.00%
Required percentage of self storage related assets of merger entity			80.00%
Required ancillary business revenue to total revenue			10.00%
Preferred stock, investors rights agreement				In connection with the issuance of the Series A Convertible Preferred Stock, we and the Investor also entered into an investors’ rights agreement (the “Investors’ Rights Agreement”) which provides the Investor with certain customary protections, including demand registration rights and “piggyback” registration rights with respect to our common stock issued to the Investor upon conversion of the Preferred Shares.
Preferred shares outstanding				200,000	200,000
Aggregate liquidation preference				$ 203,400	$ 203,200
Amount of accumulated and unpaid distributions				$ 3,400	$ 3,200
Series A Convertible Preferred Stock Purchase Agreement | Tenth Anniversary
Class Of Stock [Line Items]
Dividend rate percentage of increase on preferred stock		9.00%